Advanced Series Trust

100 Mulberry Street

Gateway Center Three

Newark, NJ 07102

April 25, 2008

United States Securities and Exchange Commission

100 F St., NE

Washington, DC 20549

Re:                               Preliminary Proxy Materials for
AST Balanced Asset Allocation Portfolio of Advanced Series Trust

Ladies and Gentlemen:

On behalf of the above-referenced fund, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 preliminary proxy materials in connection with special meeting of shareholders of AST Balanced Asset Allocation Portfolio of Advanced Series Trust scheduled for June 23, 2008 (the “Meeting”).  These materials include the notice of Meeting, the proxy statement and a form of the proxy card.

If there are any questions with respect to this filing, please call me at 973-367-3161.

Sincerely,

/s/ John P. Schwartz
John P. Schwartz

Assistant Secretary